Commitments and contingencies - Narrative (Details) - t t in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Purchase commitment of methanol supply | Within one year
Disclosure of associates [line items]
Purchase commitments (in tonnes)	1.2
Purchase commitment of methanol supply | Thereafter
Disclosure of associates [line items]
Purchase commitments (in tonnes)	1.1
Atlas Joint Venture
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Joint Venture | Trinidad
Disclosure of associates [line items]
Percentage of ownership interest in associates	63.10%
Atlas Joint Venture | Egypt
Disclosure of associates [line items]
Percentage of ownership interest in associates	50.00%
Atlas Plant and Egypt Plant | Purchase commitment of methanol supply
Disclosure of associates [line items]
Purchase commitments (in tonnes)	1.2